Total
11.30 Fidelity New Jersey AMT Tax-Free Money Market Fund - Service PRO-07 | Fidelity® New Jersey AMT Tax-Free Money Market Fund
Supplement to the Fidelity® New Jersey AMT Tax-Free Money Market Fund Service Class January 29, 2020 Prospectus
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® New Jersey AMT Tax-Free Money Market Fund}	11.30 Fidelity New Jersey AMT Tax-Free Money Market Fund - Service PRO-07 Fidelity® New Jersey AMT Tax-Free Money Market Fund Fidelity New Jersey AMT Tax-Free Money Market Fund-Service Class AMT
Management fee	0.20%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.05%
Total annual operating expenses	0.50%
Fee waiver and/or expense reimbursement	0.05%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.45%	[2]
[1]	Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Service Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.45% (the Expense Cap). If at any time during the current fiscal year expenses for Service Class of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect for at least one year from the effective date of the prospectus. FMR may not terminate this arrangement without the approval of the Board of Trustees and may extend it in its discretion after that date.
[2]	In order to avoid a negative yield, Fidelity Management & Research Company LLC (FMR) may reimburse expenses or waive fees of Service Class of the fund and/or the fund’s distributor may waive all or a portion of the 12b-1 fees of Service Class of the fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Service Class or the fund will be able to avoid a negative yield.